SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 22, 2021	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Sep. 13, 2018
Summary Of Significant Accounting Policies [Line Items]
Trading gains		$ (2,387)		$ 4,375		$ (241)
Allowance for doubtful accounts receivable		3,368		4,111
Intangible asset impairment loss			[1]	3,661	[1]	13,862
Financing income, net		1,900
Goodwill		39,999		39,862		50,086
Severance expenses		1,910		1,610		1,557
Advertising expenses		80,000		8,100		9,500
Deferred revenue recognized during period		24,400		29,100
Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill		34,215	[2]	34,152	[2]	$ 43,383
Road Track [Member]
Summary Of Significant Accounting Policies [Line Items]
Business acquisition percentage							81.30%
Ituran Spain Holdings [Member]
Summary Of Significant Accounting Policies [Line Items]
Business acquisition percentage	18.70%
Payment to acquire business acquisition shares	$ 11,300
Two different reporting [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill		4,200
Goodwill, fair value		35,800
Two different reporting [Member] | Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill		32,200
Two different reporting [Member] | Telematics Products [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill		3,600
One reporting unit [Member] | Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill		2,200		2,000
One reporting unit [Member] | Telematics Products [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill		$ 2,000		$ 2,200

[1]	Due to the decline in the results of Road Track in the first half of 2020 and the expectation of management for further potential decrease in Road Track anticipated performance, the Company performed on June 30, 2020, an impairment analysis of the intangible assets which relate directly to the operation of Road Track. Based on such analysis the Company recorded an impairment charge further described below:
[2]	The accumulated amount of goodwill impairment loss as of December 31, 2021, and 2020 was US$ 29.89 million.